FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Finance Cost [Abstract]
Disclosure of finance costs [Table Text Block]
		Years ended
		December 31,	December 31,
	Notes	2023	2022

Accretion on provision for reclamation and rehabilitation	11	$576	$479
Interest on loans	9	728	726
Interest on lease liabilities	10	94	64
Other financing costs		-	31
		$1,398	$1,300